Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases
	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2019	1,315	210
2020	26	4
2021	—	—
2022	—	—
2023 and thereafter	—	—

Total payments	1,341	214

Schedule of future minimum payments under the cooperation agreements
	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2019	6,200	988
2020	6,200	988
2021	6,200	988
2022	4,450	709
2023	3,200	510
2024 and thereafter	21,067	3,360

Total payments	47,317	7,543